Average Annual Total Returns - Class I Shares - HAWAII MUNICIPAL BOND FUND	May 01, 2021
ICEBofAML [Member]
Average Annual Return:
1 Year	4.77%
5 Years	3.53%
10 Years	4.17%
CLASS I SHARES For Participants
Average Annual Return:
1 Year	3.85%
5 Years	2.70%
10 Years	3.34%
CLASS I SHARES For Participants | After Taxes on Distributions
Average Annual Return:
1 Year	3.75%
5 Years	2.64%
10 Years	3.28%
CLASS I SHARES For Participants | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.10%
5 Years	2.59%
10 Years	3.18%